Accounts Receivable and Others Assets - Schedule of Breakdown of Receivable by Maturity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Past due:
Trade accounts receivable	R$ 644,354	R$ 910,045
Up to 30 days [Member]
Falling due:
Trade accounts receivable	76,943	112,576
31 to 90 days [Member]
Falling due:
Trade accounts receivable	54,943	82,070
91 to 180 days [Member]
Falling due:
Trade accounts receivable	20,693	42,594
181 to 360 days [Member]
Falling due:
Trade accounts receivable	138,837	143,437
Over 360 days [Member]
Falling due:
Trade accounts receivable	349,358	521,210
Up to 30 days [Member]
Past due:
Trade accounts receivable	93	3,995
31 to 90 days [Member]
Past due:
Trade accounts receivable		26
91 to 180 days [Member]
Past due:
Trade accounts receivable	7
181 to 360 days [Member]
Past due:
Trade accounts receivable		360
Over 360 days [Member]
Past due:
Trade accounts receivable	R$ 3,480	R$ 3,777